Risks and Uncertainties - Additional Information (Details) - Mafco Worldwide & Merisant - customer	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue | Customer concentration
Concentration Risk [Line Items]
Number of top customers	10
Concentration risk percentage	34.00%	30.00%	43.00%
Accounts receivable | Credit concentration
Concentration Risk [Line Items]
Concentration risk percentage	27.00%	31.00%
Workforce subject to collective bargaining agreement | Labor force
Concentration Risk [Line Items]
Concentration risk percentage	5.00%